OTHER CURRENT ASSETS - NET (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
VAT recoverable	$ 28.1	$ 40.4
Other receivables - net	13.1	15.0
Prepaid expenses - net	13.6	14.4
Unbilled solar systems integration revenue	0.6	3.8
Income taxes recoverable	0.2	0.7
Other current assets	$ 55.6	$ 74.3